Trade and Other Payables - Summary of Aging Analysis of Trade Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	¥ 7,000,554	¥ 4,976,058
Within 1 year [member]
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	6,990,653	4,973,711
Between one and two years [member]
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	9,527	1,973
Over two years [member]
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	¥ 374	¥ 374